Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total share-holders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves	Non-controlling interests
Equity at beginning of period at Mar. 31, 2021	£ 19,860	£ 19,839	£ 474	£ 1,296	£ 23,163	£ (5,094)	£ 21
Profit for the period	475	474			474		1
Other comprehensive (loss)/income for the period	857	858			557	301	(1)
Total comprehensive income for the period	1,332	1,332			1,031	301	0
Equity dividends	(583)	(583)			(583)
Scrip dividend-related share issue	0	0	8	(8)
Issue of treasury shares	15	15			15
Transactions in own shares	(2)	(2)			(2)
Share-based payments	13	13			13
Cash flow hedges transferred to the statement of financial position, net of tax	6	6				6
Equity at end of period at Sep. 30, 2021	20,641	20,620	482	1,288	23,637	(4,787)	21
Equity at beginning of period at Mar. 31, 2022	23,856	23,833	485	1,300	26,611	(4,563)	23
Profit for the period	1,256	1,256			1,256
Other comprehensive (loss)/income for the period	1,925	1,922			(564)	2,486	3
Total comprehensive income for the period	3,181	3,178			692	2,486	3
Equity dividends	(1,119)	(1,119)			(1,119)
Scrip dividend-related share issue	0	0	1	(1)
Issue of treasury shares	14	14			14
Transactions in own shares	2	2		5	(3)
Share-based payments	20	20			20
Cash flow hedges transferred to the statement of financial position, net of tax	3	3				3
Equity at end of period at Sep. 30, 2022	£ 25,957	£ 25,931	£ 486	£ 1,304	£ 26,215	£ (2,074)	£ 26